Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 006 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 406,728,196	$ 368,304,502
Fair value adjustment for common/collective trust	(319,295)	(717,487)
Adjustment for employee contributions receivable	5,935	360
Adjustment for deemed distributed loans	(59,241)	(192,505)
Adjustment for other receivables	50,175	0
Adjustment for other	(2,031)	0
Net assets available for benefits per Form 5500	$ 406,403,739	$ 367,394,870